Investment Objectives and Goals	May 31, 2024
Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100 Structured Alt Protection ETF – June